Financial Risk Management and Fair Values of Financial Instruments - Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers (Details) - Third Party Retail Outlet Customers [Member]
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	RM 64,121		RM 32,716
Loss allowance	(10,606)		(6,287)
Net balance	53,515	$ 12,664	26,429
0 - 90 days [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	55,858		28,372
Loss allowance	RM (2,987)		RM (2,433)
Expected loss rate	5.30%	5.30%	8.60%
Net balance	RM 52,871	$ 12,512	RM 25,939
91 - 180 days [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	2,630		747
Loss allowance	RM (2,198)		RM (453)
Expected loss rate	83.60%	83.60%	60.60%
Net balance	RM 432	$ 102	RM 294
181 - 270 days [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	1,289		1,114
Loss allowance	RM (1,077)		RM (918)
Expected loss rate	83.60%	83.60%	82.40%
Net balance	RM 212	$ 50	RM 196
271 - 365 days [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	747		1,146
Loss allowance	RM (747)		RM (1,146)
Expected loss rate	100.00%	100.00%	100.00%
Net balance
Over 1 year [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount			1,337
Loss allowance			RM (1,337)
Expected loss rate			100.00%
Net balance
Over 1 year [Member]
Schedule of Exposure to Credit Risk and Expected Credit Losses for Trade Receivables Related to Third-Party Retail Outlet Customers [Line Items]
Gross carrying amount	3,597
Loss allowance	RM (3,597)
Expected loss rate	100.00%	100.00%
Net balance